SEGMENT INFORMATION (Schedule of Taxation Expense by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	$ (486)	$ 59	$ 194
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	(5)	(385)	286
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	9	(235)	(4)
America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	$ (490)	$ 679	$ (88)